Consolidated Balance Sheet (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	2,000,000,000	475,000,000	475,000,000
Common stock, shares outstanding	424,887,581	62,676,958	33,752,315
Preferred stock, par value
Preferred stock, shares authorized
Preferred stock, shares outstanding
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares outstanding	308,180	308,180	341,180
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	10	10	10
Preferred stock, shares outstanding	2	1	1